Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-07 - Fidelity Advisor Mortgage Securities Fund	Fidelity Mortgage Securities Fund Return Before Taxes Past 1 year	Fidelity Mortgage Securities Fund Return Before Taxes Past 5 years	Fidelity Mortgage Securities Fund Return Before Taxes Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 10 years	LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	4.40%	3.14%	3.22%	3.40%	2.07%	2.18%	2.61%	1.93%	2.03%	3.87%	3.05%	3.01%